American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 31, 2026

Quality Diversified International ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Australia — 4.5%
ALS Ltd.	80,464	1,362,881
BHP Group Ltd.	85,352	3,799,731
Brambles Ltd.	216,090	2,574,337
CSL Ltd.	8,150	566,027
Evolution Mining Ltd.	99,824	879,392
Fortescue Ltd.	313,899	5,041,488
Genesis Minerals Ltd.(1)	131,785	560,711
Harvey Norman Holdings Ltd.	207,781	687,805
HUB24 Ltd.	10,716	638,395
JB Hi-Fi Ltd.	14,560	778,306
Origin Energy Ltd.	98,497	768,625
Perseus Mining Ltd.	362,678	1,361,205
QBE Insurance Group Ltd.	88,141	1,432,340
REA Group Ltd.(2)	15,968	1,708,162
Sandfire Resources Ltd.(1)	48,493	685,431
Sonic Healthcare Ltd.(2)	199,678	2,795,858
South32 Ltd.	260,185	902,613
Technology One Ltd.	37,556	809,041
Woolworths Group Ltd.	27,193	687,513
		28,039,861
Austria — 1.4%
ANDRITZ AG	9,975	907,237
OMV AG	48,430	3,485,031
Raiffeisen Bank International AG	32,980	1,893,149
Verbund AG	12,171	817,050
voestalpine AG	28,834	1,627,222
		8,729,689
Belgium — 1.3%
Anheuser-Busch InBev SA	8,533	683,217
Argenx SE(1)	3,345	2,796,197
D'ieteren Group(2)	6,893	1,375,078
KBC Group NV	6,565	871,181
Lotus Bakeries NV(2)	54	692,056
UCB SA(2)	4,775	1,402,067
		7,819,796
Canada — 9.0%
Agnico Eagle Mines Ltd.	7,060	1,293,039
Alamos Gold, Inc., Class A	24,217	988,054
Aritzia, Inc.(1)	8,874	996,406
Artemis Gold, Inc.(1)	20,873	499,626
AtkinsRealis Group, Inc.(2)	10,226	613,864
B2Gold Corp.	162,099	771,591
Barrick Mining Corp.	48,265	2,053,676
Bombardier, Inc., Class B(1)	3,349	755,453
Brookfield Asset Management Ltd., Class A(2)	22,683	1,102,394
Cameco Corp.	9,880	1,113,476
Canadian Imperial Bank of Commerce	7,010	765,194
Canadian Natural Resources Ltd.(2)	18,997	863,970
Canadian Tire Corp. Ltd., Class A(2)	25,176	3,230,431

Celestica, Inc.(1)	4,728	1,822,124
Cenovus Energy, Inc.	31,770	875,899
CGI, Inc.	92,686	6,472,860
Constellation Software, Inc.	382	782,157
Dollarama, Inc.	20,696	2,646,578
DPM Metals, Inc.	15,976	536,531
Finning International, Inc.	11,682	882,346
George Weston Ltd.	9,650	676,021
Gildan Activewear, Inc.(2)	12,725	775,970
Hudbay Minerals, Inc.	28,571	833,130
IGM Financial, Inc.(2)	112,456	6,408,112
Imperial Oil Ltd.(2)	14,239	1,689,387
Kinross Gold Corp.	48,354	1,459,324
Lundin Gold, Inc.	9,683	646,517
Magna International, Inc.	17,855	1,156,290
Manulife Financial Corp.(2)	24,446	935,000
Nutrien Ltd.	11,581	793,878
Onex Corp.	11,706	934,680
Pan American Silver Corp.	10,068	573,775
Saputo, Inc.	22,207	680,393
Shopify, Inc., Class A(1)	19,192	2,278,282
South Bow Corp.	27,072	973,975
Stantec, Inc.	9,184	693,938
Suncor Energy, Inc.(2)	15,008	938,048
Topicus.com, Inc.(1)	10,310	745,814
Toromont Industries Ltd.	4,559	751,946
Toronto-Dominion Bank	7,636	873,738
Triple Flag Precious Metals Corp.	18,979	601,255
Wheaton Precious Metals Corp.	7,647	1,013,992
WSP Global, Inc.	4,178	591,736
		56,090,870
China — 0.1%
BOC Aviation Ltd.	77,900	759,481
Denmark — 2.3%
ALK-Abello AS	21,768	908,918
AP Moller - Maersk AS, B Shares	1,555	3,861,011
Carlsberg AS, B Shares	5,574	749,261
Danske Bank AS	16,611	873,756
DSV AS	2,681	670,674
Genmab AS(1)	4,549	1,192,400
ISS AS	45,025	1,852,656
Pandora AS	18,164	1,699,943
Vestas Wind Systems AS	96,434	2,705,730
		14,514,349
Finland — 1.5%
Konecranes OYJ	39,587	1,306,366
Metso OYJ	38,335	731,248
Neste OYJ	27,844	915,511
Nordea Bank Abp	44,613	854,780
Orion OYJ, Class B	9,007	752,326
UPM-Kymmene OYJ	27,348	798,993
Valmet OYJ(2)	53,570	1,451,584
Wartsila OYJ Abp	65,326	2,651,164
		9,461,972

France — 7.2%
Amundi SA	9,053	882,615
AXA SA	17,699	816,160
BNP Paribas SA	73,554	7,928,584
Bouygues SA	73,733	4,314,321
Capgemini SE(1)	6,857	814,645
Carrefour SA	45,738	854,538
Cie de Saint-Gobain SA	8,509	771,093
Credit Agricole SA	39,065	752,635
Eiffage SA	5,017	726,097
Elis SA	27,020	852,126
FDJ UNITED(2)	51,585	1,365,994
Hermes International SCA	3,185	5,951,897
LVMH Moet Hennessy Louis Vuitton SE	7,392	4,043,039
Nexans SA	6,001	1,104,019
Publicis Groupe SA	9,730	946,622
Renault SA	22,852	781,597
Safran SA	2,707	962,750
Sanofi SA	81,633	7,155,876
Technip Energies NV	16,485	679,928
TotalEnergies SE	10,904	956,747
Veolia Environnement SA	20,405	823,255
Vinci SA	6,760	983,162
		44,467,700
Germany — 6.9%
adidas AG	3,714	717,380
BASF SE	15,067	892,159
Bayer AG	17,469	742,899
Bechtle AG(1)	21,455	836,431
Brenntag SE	14,029	922,627
Deutsche Lufthansa AG	80,754	802,899
Deutsche Post AG	14,648	872,396
Deutsche Telekom AG	21,062	707,158
Evonik Industries AG(1)	203,584	3,986,930
Fresenius Medical Care AG	77,589	3,362,476
Heidelberg Materials AG	11,472	2,538,237
Henkel AG & Co. KGaA	81,128	5,884,103
HOCHTIEF AG	4,258	2,407,315
Mercedes-Benz Group AG	98,685	5,991,957
Merck KGaA	5,718	870,817
Nemetschek SE	8,665	623,962
Nordex SE(1)	15,752	758,966
RENK Group AG	10,775	713,982
Scout24 SE	16,951	1,425,671
Siemens AG	2,962	928,706
Siemens Energy AG	21,657	4,099,973
United Internet AG	26,207	804,430
Zalando SE(1)	63,790	1,725,833
		42,617,307
Ireland — 0.9%
AIB Group PLC	149,565	1,760,065
Ryanair Holdings PLC, ADR	65,126	3,958,358
		5,718,423

Israel — 1.4%
Bank Hapoalim BM	197,729	5,069,824
Global-e Online Ltd.(1)	21,780	667,339
Harel Insurance Investments & Financial Services Ltd.	14,954	945,091
Israel Discount Bank Ltd., A Shares	82,093	908,879
Nova Ltd.(1)	1,892	950,408
		8,541,541
Italy — 4.5%
A2A SpA(2)	298,760	783,194
Azimut Holding SpA	20,911	847,631
Banca Mediolanum SpA	40,234	928,435
Banca Monte dei Paschi di Siena SpA(2)	168,058	1,807,484
Banco BPM SpA	203,423	3,196,008
BPER Banca SpA	61,109	827,302
De' Longhi SpA	18,823	781,830
Enel SpA	329,792	3,700,654
Eni SpA(2)	69,499	1,818,305
Ferrari NV(2)	1,861	633,168
Fincantieri SpA(1)(2)	40,728	561,594
Hera SpA	165,199	742,594
Intesa Sanpaolo SpA	125,777	850,009
Iveco Group NV	68,201	1,106,250
Lottomatica Group SpA	59,632	1,761,283
Saipem SpA(2)	369,030	1,773,393
UniCredit SpA	59,035	5,095,250
Unipol Assicurazioni SpA	34,684	857,503
		28,071,887
Japan — 21.9%
Advantest Corp.	13,800	2,256,237
AGC, Inc.	38,800	1,689,937
Aisin Corp.	77,300	1,171,626
Ajinomoto Co., Inc.	27,200	878,860
Asahi Intecc Co. Ltd.	32,100	758,005
Asahi Kasei Corp.	154,300	1,730,796
Asics Corp.	50,800	1,543,201
Astellas Pharma, Inc.	113,600	1,618,104
Bandai Namco Holdings, Inc.	31,300	714,050
Bridgestone Corp.	226,400	4,872,970
Brother Industries Ltd.	53,400	1,256,384
Canon, Inc.(2)	28,000	744,644
Capcom Co. Ltd.(2)	30,100	569,890
Chugai Pharmaceutical Co. Ltd.	41,900	2,072,223
Dai Nippon Printing Co. Ltd.	41,300	718,116
Daifuku Co. Ltd.(2)	16,200	740,552
Daikin Industries Ltd.	6,600	950,174
Daito Trust Construction Co. Ltd.	227,700	4,523,026
Daiwa Securities Group, Inc.	95,900	902,724
Denso Corp.	556,500	6,620,907
Disco Corp.	3,700	1,509,729
Ebara Corp.(2)	23,700	842,731
ENEOS Holdings, Inc.	74,200	607,967
Fast Retailing Co. Ltd.	1,900	984,649
Food & Life Cos. Ltd.	11,400	776,733
Fujikura Ltd.	62,700	1,868,491
Fujitsu Ltd.	30,200	643,262

Hachijuni Nagano Bank Ltd.	53,200	776,849
Hitachi Construction Machinery Co. Ltd.	40,500	1,319,148
Hitachi Ltd.	22,200	718,603
Hoya Corp.	4,700	798,187
Isetan Mitsukoshi Holdings Ltd.	43,500	927,195
Isuzu Motors Ltd.	45,800	672,874
Japan Airlines Co. Ltd.	41,500	709,977
Japan Post Insurance Co. Ltd.	78,900	707,619
JX Advanced Metals Corp.	34,000	839,210
Kansai Electric Power Co., Inc.	47,300	693,168
Kioxia Holdings Corp.(1)	14,500	5,970,928
Kirin Holdings Co. Ltd.	49,300	839,036
Kobe Steel Ltd.	240,700	2,994,563
Komatsu Ltd.(2)	17,600	718,743
Konami Group Corp.	6,200	736,476
Kyocera Corp.	54,000	1,180,712
Lasertec Corp.(2)	3,400	859,670
Makita Corp.	22,100	767,023
Marubeni Corp.(2)	22,300	728,951
Mebuki Financial Group, Inc.	81,800	683,861
Mitsubishi Chemical Group Corp.	113,300	814,160
Mitsubishi Corp.	25,200	796,834
Mitsubishi Electric Corp.	23,100	939,086
Mitsubishi Heavy Industries Ltd.	72,500	1,713,810
Mitsubishi UFJ Financial Group, Inc.	36,400	684,096
Mitsui Chemicals, Inc.	55,400	757,357
Modec, Inc.	8,400	529,996
MS&AD Insurance Group Holdings, Inc.	33,000	883,111
Murata Manufacturing Co. Ltd.	32,300	2,034,405
NEC Corp.	60,700	1,573,337
Nexon Co. Ltd.	32,500	456,871
NGK Corp.	52,900	2,095,198
NIDEC Corp.	53,700	941,694
NIPPON EXPRESS HOLDINGS, Inc.	64,100	2,115,071
Niterra Co. Ltd.	40,400	2,576,148
Omron Corp.	24,100	873,614
Ono Pharmaceutical Co. Ltd.	61,600	924,320
ORIX Corp.	30,800	1,201,172
Otsuka Corp.	42,500	772,473
Pan Pacific International Holdings Corp.	106,400	584,573
Recruit Holdings Co. Ltd.	75,600	5,055,420
Ricoh Co. Ltd.	89,900	822,374
Ryohin Keikaku Co. Ltd.	35,400	864,605
Sanrio Co. Ltd.(2)	107,600	578,586
SBI Holdings, Inc.	113,600	2,078,300
Shimadzu Corp.	30,500	722,578
Shimamura Co. Ltd.	36,700	758,600
Shimizu Corp.	50,300	844,982
Shionogi & Co. Ltd.	65,600	1,233,793
Sompo Holdings, Inc.	21,400	790,776
Sony Group Corp.	93,500	2,016,813
Subaru Corp.	45,100	684,454
Sumitomo Chemical Co. Ltd.	422,500	1,613,184
Sumitomo Corp.	174,400	7,690,582
Sumitomo Electric Industries Ltd.	27,400	2,113,381

Sumitomo Metal Mining Co. Ltd.	8,300	470,540
Suntory Beverage & Food Ltd.(2)	139,400	3,765,460
Suzuki Motor Corp.	46,100	570,905
Sysmex Corp.	89,800	785,237
Takeda Pharmaceutical Co. Ltd.	23,000	734,185
TDK Corp.	242,400	6,278,720
Tokyo Century Corp.	58,800	871,425
Tokyo Electron Ltd.	4,200	1,408,573
Tosoh Corp.	48,900	843,006
Toyota Tsusho Corp.(2)	41,200	1,795,046
Yokogawa Electric Corp.	21,400	671,718
		136,539,350
Netherlands — 6.0%
Adyen NV(1)	1,097	1,201,618
Aegon Ltd.(2)	209,370	1,775,895
ASM International NV	1,645	1,716,417
ASML Holding NV	4,265	6,896,219
BE Semiconductor Industries NV	3,819	1,264,493
CVC Capital Partners PLC(2)	106,899	1,708,712
Heineken Holding NV	34,019	2,453,163
ING Groep NV	183,547	5,685,445
Koninklijke Ahold Delhaize NV	132,591	5,587,003
NN Group NV	69,744	5,821,969
Prosus NV(1)	59,053	2,685,704
Randstad NV(2)	26,368	808,410
		37,605,048
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	117,835	2,629,182
Norway — 2.8%
Equinor ASA	237,997	8,603,498
Frontline PLC(2)	18,679	647,601
Kongsberg Gruppen ASA	42,754	1,531,497
Norsk Hydro ASA	290,977	3,558,581
Subsea 7 SA	51,644	1,696,737
Var Energi ASA	234,566	1,154,830
		17,192,744
Portugal — 0.3%
EDP SA	162,516	827,637
Jeronimo Martins SGPS SA	32,969	697,998
		1,525,635
Singapore — 2.1%
Genting Singapore Ltd.(2)	6,106,000	2,869,865
Singapore Airlines Ltd.	152,000	807,478
Singapore Exchange Ltd.	197,900	3,392,728
Singapore Technologies Engineering Ltd.	400,700	3,575,649
Singapore Telecommunications Ltd.	177,900	605,348
United Overseas Bank Ltd.	29,200	860,293
UOL Group Ltd.	136,800	1,088,142
		13,199,503
Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	32,704	4,740,208
Banco Bilbao Vizcaya Argentaria SA	324,167	7,571,457
Banco Santander SA(2)	64,967	812,467
Bankinter SA	41,458	696,521
CaixaBank SA	94,010	1,269,282

International Consolidated Airlines Group SA	273,199	1,573,385
Mapfre SA(2)	215,499	1,007,687
Telefonica SA(2)	1,394,580	6,380,051
Unicaja Banco SA	303,271	1,013,355
		25,064,413
Sweden — 1.8%
AddTech AB, B Shares	20,128	717,408
Avanza Bank Holding AB(2)	19,410	726,111
Evolution AB(1)	14,297	1,073,146
H & M Hennes & Mauritz AB, B Shares(2)	39,827	706,641
Saab AB, Class B	23,911	1,473,668
Sandvik AB	28,504	1,159,265
Skanska AB, B Shares	28,205	763,085
SKF AB, B Shares(2)	32,451	851,172
SSAB AB, B Shares(2)	106,621	1,096,449
Telefonaktiebolaget LM Ericsson, B Shares	151,069	1,969,970
Volvo AB, B Shares(2)	24,956	878,606
		11,415,521
Switzerland — 4.7%
ABB Ltd.	8,804	941,388
Accelleron Industries AG	8,198	812,143
Cie Financiere Richemont SA, Class A	16,732	3,592,676
Galderma Group AG(1)	16,736	3,540,522
Novartis AG	32,371	4,868,924
On Holding AG, Class A(1)	17,471	713,166
Roche Holding AG	15,934	6,704,232
Sandoz Group AG	44,340	3,728,485
Straumann Holding AG	5,743	694,017
Sulzer AG(2)	3,917	741,243
Swiss Re AG	4,895	733,450
Swissquote Group Holding SA	13,200	665,998
VAT Group AG	2,227	1,738,811
		29,475,055
United Kingdom — 12.3%
Aberdeen Group PLC	293,671	978,748
Associated British Foods PLC	32,648	798,938
AstraZeneca PLC	27,482	5,102,430
Babcock International Group PLC	42,945	633,792
Barclays PLC	713,055	4,356,096
Berkeley Group Holdings PLC(1)	14,924	687,784
British American Tobacco PLC	13,911	860,765
BT Group PLC	297,735	834,928
Bunzl PLC	29,420	930,149
Burberry Group PLC(1)	45,338	719,639
Centrica PLC	324,122	817,669
Coca-Cola HBC AG(1)	31,131	1,785,814
DCC PLC	47,395	3,823,618
Diploma PLC	9,461	887,221
Endeavour Mining PLC	27,998	1,754,432
Evraz PLC(1)(3)	199,959	27
Games Workshop Group PLC	2,941	783,916
GSK PLC	36,281	917,424
Haleon PLC	131,184	592,220
Halma PLC	13,968	877,999
Howden Joinery Group PLC	66,545	686,080

HSBC Holdings PLC(2)	289,200	5,395,841
IG Group Holdings PLC	88,969	2,145,240
Imperial Brands PLC	19,412	703,911
InterContinental Hotels Group PLC	11,487	1,761,545
Kingfisher PLC	366,867	1,416,532
Lion Finance Group PLC	4,426	660,415
Lloyds Banking Group PLC	4,817,426	6,589,437
M&G PLC	203,175	861,129
NatWest Group PLC	678,552	5,457,414
Next PLC	4,245	752,902
Pearson PLC	67,253	999,676
Prudential PLC	46,356	659,532
Rio Tinto PLC	89,049	9,458,018
Rolls-Royce Holdings PLC	99,768	1,795,007
Shell PLC	21,000	887,362
Smith & Nephew PLC	47,063	701,496
Tesco PLC	134,309	778,527
Vodafone Group PLC	4,121,700	6,193,779
Whitbread PLC	24,826	779,574
		76,827,026
United States — 1.5%
Autoliv, Inc.	16,129	2,050,319
Flex Ltd.(1)	24,887	3,752,462
Janus Henderson Group PLC	16,468	851,560
Super Group SGHC Ltd.	67,558	841,097
TechnipFMC PLC	24,601	1,683,200
		9,178,638
TOTAL COMMON STOCKS (Cost $509,565,395)		615,484,991
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(1) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,815,745	4,815,745
State Street Navigator Securities Lending Government Money Market Portfolio(4)	12,181,163	12,181,163
TOTAL SHORT-TERM INVESTMENTS (Cost $16,996,908)		16,996,908
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $526,562,303)		632,481,906
OTHER ASSETS AND LIABILITIES — (1.5)%		(9,635,934)
TOTAL NET ASSETS — 100.0%		$622,845,972

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.0%
Industrials	18.1%
Consumer Discretionary	14.3%
Materials	10.0%
Health Care	9.9%
Information Technology	9.9%
Energy	6.1%
Consumer Staples	4.7%
Communication Services	3.4%
Utilities	1.5%
Real Estate	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $34,830,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $37,192,780, which includes securities collateral of $25,011,617.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$19,506,149	$36,584,721	—
Ireland	3,958,358	1,760,065	—
Israel	1,617,747	6,923,794	—
Italy	633,168	27,438,719	—
Norway	647,601	16,545,143	—
Switzerland	713,166	28,761,889	—
United States	9,178,638	—	—
Other Countries	—	461,215,833	—
Warrants	—	7	—
Short-Term Investments	16,996,908	—	—
	$53,251,735	$579,230,171	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.